Significant Accounting Policies Level 4 (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory, Finished Goods and Work in Process, Net of Reserves		$ 290	$ 255
Foreign Currency Transaction Gain (Loss), before Tax		33	2	1
Interest-bearing time deposits and other cash equivalents		46	29
Short-term investments		7	7
Inventory Valuation Reserves		8	8
Unamortized Debt Issuance Expense		66	78
Depreciation		130	135	140
Asset Impairment Charges	5	5	124	23
Goodwill, Impairment Loss			57
Research and Development Expense		72	73	69
Business realignment costs		47	21	35
Concentration Risk, Percentage		10.00%
Accumulated Other Comprehensive Income (Loss), Net of Tax		73	130	142
Retained Earnings (Accumulated Deficit)		(2,652)	(2,429)
Stockholders' Equity Attributable to Noncontrolling Interest		(2)	(1)
Cost of Goods Sold		4,576	4,282	4,232
Selling, General and Administrative Expense		399	304	376
Income Tax Expense (Benefit)		22	379	(410)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(224)	(572)	246
Deferred Income Tax Expense (Benefit)		(6)	352	(420)
Unrealized actuarial losses from pension liabilities		102	(68)	134
Increase (Decrease) in Inventories		(67)	16	(14)
Increase (Decrease) in Other Operating Liabilities		1	46	(93)
Net Income (Loss) Attributable to Noncontrolling Interest		1	1	1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax		4	0	(5)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		(281)	(584)	254
Comprehensive income attributable to noncontrolling interest		1	1	1
EPCD [Member] | Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member]
Asset Impairment Charges				(15)
FPD [Member] | Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member]
Asset Impairment Charges				(6)
FPD [Member] | Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member]
Asset Impairment Charges				(2)
Building [Member]
Property, Plant and Equipment, Useful Life		20 years
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life		15 years
Minimum [Member]
Property, Plant and Equipment, Useful Life		1 year
Finite-Lived Intangible Asset, Useful Life		1 year
Maximum [Member]
Property, Plant and Equipment, Useful Life		5 years
Finite-Lived Intangible Asset, Useful Life		30 years
Scenario, Previously Reported [Member]
Inventory, Finished Goods and Work in Process, Net of Reserves		288	257
Accumulated Other Comprehensive Income (Loss), Net of Tax		(159)	(21)
Retained Earnings (Accumulated Deficit)		(2,423)	(2,275)
Stockholders' Equity Attributable to Noncontrolling Interest		(1)
Cost of Goods Sold		4,534	4,316	4,160
Selling, General and Administrative Expense		361	362	322
Income Tax Expense (Benefit)		26	349	(384)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(148)	(634)	346
Deferred Income Tax Expense (Benefit)		(2)	322	(394)
Unrealized actuarial losses from pension liabilities		0	0	0
Increase (Decrease) in Inventories		63	(9)	10
Increase (Decrease) in Other Operating Liabilities		19	77	(89)
Net Income (Loss) Attributable to Noncontrolling Interest		0		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax		(77)	68	(108)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		(286)	(578)	251
Comprehensive income attributable to noncontrolling interest		0
Restatement Adjustment [Member]
Inventory, Finished Goods and Work in Process, Net of Reserves		2	(2)
Accumulated Other Comprehensive Income (Loss), Net of Tax		232	151
Retained Earnings (Accumulated Deficit)		(229)	(154)
Stockholders' Equity Attributable to Noncontrolling Interest		(1)
Cost of Goods Sold		42	(34)	72
Selling, General and Administrative Expense		38	(58)	54
Income Tax Expense (Benefit)		(4)	30	(26)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(76)	62	(100)
Deferred Income Tax Expense (Benefit)		(4)	30	(26)
Unrealized actuarial losses from pension liabilities		102	(68)	134
Increase (Decrease) in Inventories		4	(7)	4
Increase (Decrease) in Other Operating Liabilities		(18)	(31)	(4)
Net Income (Loss) Attributable to Noncontrolling Interest		(1)		(1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax		81	(68)	103
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		5	(6)	3
Comprehensive income attributable to noncontrolling interest		$ (1)